Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reserves at Reporting Date
Reserves at the reporting date are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Foreign currency translation differences for foreign operations	~~W~~	(272,474)	(178,452)
Other comprehensive loss from associates (excluding remeasurements of net defined benefit liabilities)		(28,494)	(24,569)

	~~W~~	(300,968)	(203,021)

Change in Reserves
The movement in reserves for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	Foreign currency translation differences for foreign operations		Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2017	~~W~~	(59,042)	(29,436)	(88,478)
Change in reserves		(200,707)	905	(199,802)

December 31, 2017		(259,749)	(28,531)	(288,280)

January 1, 2018		(259,749)	(28,531)	(288,280)
Change in reserves		(12,725)	37	(12,688)

December 31, 2018		(272,474)	(28,494)	(300,968)

January 1, 2019		(272,474)	(28,494)	(300,968)
Change in reserves		94,022	3,925	97,947

December 31, 2019		(178,452)	(24,569)	(203,021)